Financial Data for Continuing Operations for Corporations Reportable Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 2,957,951	$ 2,155,551	$ 2,031,901
Net sales	2,679,095	1,943,218	1,832,957
Gross profit (loss), Total	522,360	363,957	327,134
Selling, general and administrative expenses, Total	169,245	150,091	138,398
Earnings (Loss) from operations, Total	314,873	217,988	156,170
Assets employed, Total	7,464,392	3,259,826	3,160,926
Depreciation, depletion and amortization, Total	222,746	173,761	177,211
Total property additions	1,846,421	220,281	151,713
Property additions through acquisitions, Total	1,602,860	54,707	690
Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	2,479,490	1,910,734	1,811,189
Net sales	2,233,433	1,717,577	1,630,740
Gross profit (loss), Total	383,214	281,745	255,352
Cement
Segment Reporting Information [Line Items]
Total revenues	221,759
Net sales	209,556
Gross profit (loss), Total	52,469
Magnesia Specialty Products
Segment Reporting Information [Line Items]
Total revenues	256,702	244,817	220,712
Net sales	236,106	225,641	202,217
Gross profit (loss), Total	84,594	83,703	77,223
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	2,957,951	2,155,551	2,031,901
Net sales	2,679,095	1,943,218	1,832,957
Gross profit (loss), Total	522,360	363,957	327,134
Operating Segments | Mid-America Group
Segment Reporting Information [Line Items]
Total revenues	848,855	789,806	761,704
Net sales	770,568	720,007	695,819
Gross profit (loss), Total	216,883	192,747	185,191
Selling, general and administrative expenses, Total	52,217	53,683	56,092
Earnings (Loss) from operations, Total	172,208	144,269	133,387
Assets employed, Total	1,290,833	1,242,394	1,137,480
Depreciation, depletion and amortization, Total	63,294	66,381	69,915
Total property additions	76,753	82,667	57,125
Property additions through acquisitions, Total		244
Operating Segments | Southeast Group
Segment Reporting Information [Line Items]
Total revenues	274,352	245,340	243,442
Net sales	254,986	226,437	226,232
Gross profit (loss), Total	10,653	(3,515)	(6,051)
Selling, general and administrative expenses, Total	17,788	18,081	18,250
Earnings (Loss) from operations, Total	(5,293)	(19,849)	(25,495)
Assets employed, Total	604,044	611,906	608,360
Depreciation, depletion and amortization, Total	31,955	32,556	35,026
Total property additions	23,326	72,907	22,594
Property additions through acquisitions, Total		54,463
Operating Segments | West Group
Segment Reporting Information [Line Items]
Total revenues	1,356,283	875,588	806,043
Net sales	1,207,879	771,133	708,689
Gross profit (loss), Total	155,678	92,513	76,212
Selling, general and administrative expenses, Total	50,147	42,929	42,082
Earnings (Loss) from operations, Total	153,182	53,150	36,858
Assets employed, Total	1,844,028	1,030,599	1,047,286
Depreciation, depletion and amortization, Total	74,283	56,004	56,526
Total property additions	753,342	53,530	29,234
Property additions through acquisitions, Total	632,560		690
Operating Segments | Corporate
Segment Reporting Information [Line Items]
Gross profit (loss), Total	2,083	(1,491)	(5,441)
Selling, general and administrative expenses, Total	26,576	25,233	12,679
Earnings (Loss) from operations, Total	(120,780)	(33,088)	(57,122)
Assets employed, Total	522,957	220,903	210,127
Depreciation, depletion and amortization, Total	12,200	8,256	7,906
Total property additions	15,349	6,477	3,887
Operating Segments | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	2,479,490	1,910,734	1,811,189
Net sales	2,233,433	1,717,577	1,630,740
Gross profit (loss), Total	383,214	281,745	255,352
Selling, general and administrative expenses, Total	120,152	114,693	116,424
Earnings (Loss) from operations, Total	320,097	177,570	144,750
Assets employed, Total	3,738,905	2,884,899	2,793,126
Depreciation, depletion and amortization, Total	169,532	154,941	161,467
Total property additions	853,421	209,104	108,953
Property additions through acquisitions, Total	632,560	54,707	690
Operating Segments | Cement
Segment Reporting Information [Line Items]
Total revenues	221,759
Net sales	209,556
Gross profit (loss), Total	52,469
Selling, general and administrative expenses, Total	12,741
Earnings (Loss) from operations, Total	40,751
Assets employed, Total	3,052,171
Depreciation, depletion and amortization, Total	30,620
Total property additions	975,063
Property additions through acquisitions, Total	970,300
Operating Segments | Magnesia Specialty Products
Segment Reporting Information [Line Items]
Total revenues	256,702	244,817	220,712
Net sales	236,106	225,641	202,217
Gross profit (loss), Total	84,594	83,703	77,223
Selling, general and administrative expenses, Total	9,776	10,165	9,295
Earnings (Loss) from operations, Total	74,805	73,506	68,542
Assets employed, Total	150,359	154,024	157,673
Depreciation, depletion and amortization, Total	10,394	10,564	7,838
Total property additions	$ 2,588	$ 4,700	$ 38,873